As filed with the Securities and Exchange Commission on November ____, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09871)

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS
As of September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS 82.4%
Aerospace & Defense 6.0%
Raytheon Co.	31,000	$1,177,380
United Defense Industries, Inc.(a)	28,300	1,131,717
		2,309,097
Auto Components 3.1%
BorgWarner, Inc.	27,200	1,177,488

Capital Markets 2.7%
Merrill Lynch & Co., Inc.	21,000	1,044,120

Commercial Banks 9.4%
Bank of America Corp.	32,762	1,419,577
Compass Bancshares, Inc.	24,600	1,077,972
Wells Fargo & Co.	18,800	1,121,044
		3,618,593

Construction & Engineering 1.9%
Chicago Bridge & Iron Co. NV - ADR(b)	24,000	719,760

Construction Materials 2.7%
Lafarge North America, Inc.	22,000	1,031,580

Diversified Financial Services 5.6%
Citigroup, Inc.	23,600	1,041,232
J.P. Morgan Chase & Co.	27,900	1,108,467
		2,149,699

Food Products 8.2%
Archer-Daniels-Midland Co.	61,500	1,044,270
Bunge Ltd.(b)	27,900	1,115,442
General Mills, Inc.	22,000	987,800
		3,147,512

Industrial Conglomerates 2.7%
General Electric Co.	30,500	1,024,190

Insurance 5.8%
The Allstate Corp.	23,800	1,142,162
Metlife, Inc.	28,000	1,082,200
		2,224,362

Metals & Mining 3.3%
Cameco Corp.(b)	16,100	1,275,764

Oil & Gas 9.3%
Apache Corp.	24,000	1,202,640
ConocoPhillips	14,385	1,191,797
LUKOIL - ADR(b)	5,000	620,000
PetroChina Co. Ltd. - ADR(b)	10,000	537,600
		3,552,037

Paper & Forest Products 2.5%
Sappi Ltd. - ADR(b)	66,300	949,416

Petroleum Refining 2.8%
BP PLC - ADR(b)	19,000	1,093,070

CULLEN VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2004 (Unaudited)

	Shares	Value
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co.	48,000	$1,136,160
Johnson & Johnson	17,500	985,775
		2,121,935

Road & Rail 6.2%
Canadian National Railway Co.(b)	23,600	1,144,600
Canadian Pacific Railway Ltd.(b)	48,000	1,237,440
		2,382,040

Sanitary Paper Products 1.1%
Kimberly-Clark de Mexico SA de CV - ADR(b)	28,800	421,802

Specialty Retail 3.6%
Home Depot, Inc.	35,000	1,372,000

Total Common Stock
(cost $24,399,880)		31,614,465

PREFERRED STOCK - 2.9%
Ford Motor Co. Capital Trust II(c)
(cost $1,082,322)	20,900	1,092,652

	Principal Amount	Value
SHORT-TERM INVESTMENTS 12.6%
U.S. Treasuries 12.1%
U.S. Treasury Bill, 1.1400%, due 10-7-04	$295,000	$294,925
U.S. Treasury Bill, 0.9700%, due 10-21-04	550,000	549,566
U.S. Treasury Bill, 1.3100%, due 10-28-04	3,821,000	3,817,527
		4,662,018
Variable Rate Demand Notes* 0.5%
Wisconsin Corporate Central Credit Union, 1.5100%	173,384	173,384

Total Short-Term Investments
(cost $4,835,402)		4,835,402
TOTAL INVESTMENTS 97.9%
(cost $30,317,605)		37,542,519
Other assets, less liabilities 2.1%		831,562
Total Net Assets 100.0%		$38,374,081

(a) Non-income producing
(b) Foreign Security
(c) Preferred Security
ADR American Depository Receipts
* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of September 30, 2004.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
As of September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS 87.8%
Aerospace & Defense 2.8%
Raytheon Co.	1,770	$67,225

Beverages 3.5%
Diageo PLC - ADR(b)	1,700	85,731

Capital Markets 6.2%
Allied Capital Corp.	2,650	64,633
UBS AG(b)	1,200	84,396
		149,029

Chemicals 3.6%
The Dow Chemical Co.(a)	1,940	87,649

Commercial Banks 15.9%
Australia & New Zealand Banking Group Ltd. - ADR(b)	1,120	77,392
Bank of America Corp.(a)	1,950	84,493
Barclays PLC - ADR(b)	1,940	75,059
Compass Bancshares, Inc.	1,650	72,303
Wells Fargo & Co.(a)	1,260	75,134
		384,381

Construction Materials 3.5%
Cemex S.A. de C.V. - ADR(b)	3,050	85,827

Diversified Financial Services 6.9%
Citigroup, Inc.	1,970	86,916
J.P. Morgan Chase & Co.	2,020	80,255
		167,171

Diversified Telecommunication Services 3.5%
BellSouth Corp.	3,150	85,428

Food Products 7.7%
ConAgra Foods, Inc.	2,700	69,417
H.J. Heinz Co.	1,640	59,073
Sara Lee Corp.(a)	2,500	57,150
		185,640

Insurance 2.1%
Jefferson-Pilot Corp.	1,000	49,660

Oil & Gas 6.4%
ConocoPhillips(a)	1,000	82,850
Total SA - ADR(a)(b)	700	71,519
		154,369

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2004 (Unaudited)

	Shares	Value
Petroleum Refining 2.5%
BP PLC - ADR(a)(b)	1,060	$60,982

Pharmaceuticals 7.0%
Bristol-Myers Squibb Co.	3,600	85,212
GlaxoSmithKline PLC - ADR(b)	1,950	85,274
		170,486

Real Estate 10.7%
BRE Properties(a)	2,000	76,700
Equity Residential(a)	2,300	71,300
Health Care Property Investors, Inc.	2,060	53,560
Healthcare Realty Trust, Inc.	1,500	58,560
		260,120

Sanitary Paper Products 1.9%
Kimberly-Clark de Mexico SA de CV - ADR(b)	3,060	44,816

Tobacco 3.6%
Altria Group, Inc.(a)	1,850	87,024

Total Common Stock
(cost $2,039,628)		2,125,538

PREFERRED STOCK 3.1%
Ford Motor Co. Capital Trust II(c)	1,450	75,806
(cost $74,936)

	Principal Amount	Value
SHORT-TERM INVESTMENTS 25.1%
U.S. Treasuries 23.1%
U.S. Treasury Bill, 0.9700%, due 10-21-2004	$150,000	$149,887
U.S. Treasury Bill, 1.3100%, due 10-28-2004	410,000	409,567
		559,454

Variable Rate Demand Notes* 2.0%
Wisconsin Corporate Central Credit Union, 1.5100%	49,248	49,248

Total Short-Term Investments
(cost $608,702)		608,702
TOTAL INVESTMENTS 116.0%
(cost $2,723,266)		2,810,046
Liabilities in excess of other assets (16.0%)		(388,091)
Total net assets 100.0%		$2,421,955

(a) Security is subject to written call option.
(b) Foreign Security
(c) Preferred Security
ADR American Depository Receipts
* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of September 30, 2004.

CULLEN HIGH DIVIDEND EQUITY FUND
Schedule of Call Options Written as of September 30, 2004 (Unaudited)

Contracts	Underlying Security/Expiration Date/Exercise Price	Market Value

3	Altria Group, Inc.
	Expiration December 2004, Exercise Price $50.00	$ (255)

6	Bank of America Corp.
	Expiration November 2004, Exercise Price $45.00	(210)

4	BP PLC - ADR
	Expiration November 2004, Exercise Price $60.00	(200)

15	BRE Properties
	Expiration January 2005, Exercise Price $40.00	(1,163)

4	ConocoPhillips
	Expiration November 2004, Exercise Price $85.00	(560)

5	The Dow Chemical Co.
	Expiration December 2004, Exercise Price $45.00	(900)

15	Equity Residential
	Expiration January 2005, Exercise Price $35.00	(338)

15	Sara Lee Corp.
	Expiration January 2005, Exercise Price $22.50	(1,500)

20	Sara Lee Corp.
	Expiration November 2004, Exercise Price $22.50	(1,550)

7	Total SA - ADR
	Expiration November 2004, Exercise Price $105.00	(1,103)

6	Wells Fargo & Co.
	Expiration October 2004, Exercise Price $60.00	(270)

	Total Call Options Written
	(proceeds $6,465)	$ (8,049)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cullen Funds Trust

By (Signature and Title) /s/ James P. Cullen
James P. Cullen
President

Date 11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James P. Cullen
James P. Cullen
President

Date  11/23/04

By (Signature and Title)* /s/ Brenda S. Pons
Brenda S. Pons
Treasurer

Date  11/22/04

* Print the name and title of each signing officer under his or her signature.

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